FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 3 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          |_| on April 9, 2007 pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

    |X| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

The sole purpose of this post-effective amendment number 3 and 19 is to delay the effectiveness of post-effective amendment number 2 and 18 filed on January 26, 2007.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 3 and 19 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 9th day of April, 2007.



JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                                    TITLE                        DATE
/s/ David A. Smilow*           Chairman of the Board                                4/9/07
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                             4/9/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*     Director, Chief Executive Officer and President      4/9/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*         Chief Financial Officer and Treasurer                4/9/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*            Director                                             4/9/07
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                             4/9/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                              4/9/07
Attorney in Fact
